Liabilities related to associates and joint ventures (Policies)	12 Months Ended
Dec. 31, 2024
Liabilities Related To Associates And Joint Ventures
Liabilities related to associates and joint ventures

A provision is recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made. The provision is recorded as "Equity method results and other results in associates and joint ventures" in the income statement.

Provisions are recognized and subsequently measured at the present value of the estimated expenditures required to settle the Company's obligation. The effect related to the passage of time is presented in the income statement of the respective period as financial results.